Financial Assets and Financial Liabilities_Details Of Changes In Level3 Of The Fair Value Hierarchy(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash and due from financial institutions at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		₩ 48,243
Beginning balance		₩ 48,743
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		1,207	537
Other comprehensive income		1,175	(37)
Purchases		0	0
Sales		0	0
Issues		0	0
Settlements		0	0
Transfers into Level 3	[2]	0	0
Transfers out of Level 3	[2]	0	0
Ending balance		51,125	48,743
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		6,106,716
Beginning balance		7,464,860
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(66,208)	178,569
Other comprehensive income		111,826	60,624
Purchases		4,544,254	3,011,701
Sales		(2,139,174)	(1,855,118)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[2]	851,457	2,103
Transfers out of Level 3	[2]	(110,973)	(39,735)
Ending balance		₩ 10,656,042	₩ 7,464,860
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		The changes in levels for the financial instruments occurred due to the change in the availability of observable market data	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data
Description Of Reasons For Transfers Out Of Level3 Of Fair Value Hierarchy Assets		The changes in levels for the financial instruments occurred due to the change in the availability of observable market data	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data
Loans at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		₩ 133,309
Beginning balance		₩ 213,203
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		10,412	4,367
Other comprehensive income		0	0
Purchases		154,005	184,655
Sales		(189,487)	(109,128)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[2]	0	0
Transfers out of Level 3	[2]	0	0
Ending balance		188,133	213,203
Designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		(8,687,892)
Beginning balance		(10,873,383)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(1,285,157)	27,583
Other comprehensive income		(25,538)	(8,597)
Purchases		0	0
Sales		0	0
Issues		(12,416,402)	(11,090,504)
Settlements		13,378,448	8,886,027
Transfers into Level 3	[2]	0	0
Transfers out of Level 3	[2]	0	0
Ending balance		(11,222,032)	(10,873,383)
Financial assets measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		1,187,217
Beginning balance		1,332,718
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		0	0
Other comprehensive income		55,993	142,415
Purchases		95,359	83,566
Sales		(1,672)	(80,480)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[2]	0	0
Transfers out of Level 3	[2]	0	0
Ending balance		1,482,398	1,332,718
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		96,354
Beginning balance		(300,131)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		851,453	(247,194)
Other comprehensive income		0	0
Purchases		0	7,706
Sales		(163,856)	(90,270)
Issues		(59,202)	(76,519)
Settlements		(1,316)	12,803
Transfers into Level 3	[2]	(16,982)	(3,011)
Transfers out of Level 3	[2]	0	0
Ending balance		₩ 309,966	₩ (300,131)
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		The changes in levels for the financial instruments occurred due to the change in the availability of observable market data	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data
Derivatives held for fair value hedging
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance	[1]		₩ 705
Beginning balance		₩ 0
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		0	(116)
Other comprehensive income		0	0
Purchases		0	0
Sales		0	0
Issues		0	0
Settlements		0	(589)
Transfers into Level 3	[2]	0	0
Transfers out of Level 3	[2]	0	0
Ending balance		₩ 0	₩ 0

[1]	Prepared in accordance with IFRS 9.
[2]	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.